Note 8 - Prepaid Drilling Services (Details) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2012
Details
Prepaid drilling services acquired		$ 1,100,000
Drilling services used	$ 75,685
Cash received in lieu of drilling services	275,000
Loss on settlement of prepaid drilling services	$ 89,315